Brown Advisory Mortgage Securities Fund
Schedule of Investments
March 31, 2020 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Mortgage Backed Securities - 86.4%
1,816,806	American Homes 4 Rent Trust, Series 2014-SFR2 A^	3.79%	10/17/2036	1,864,791
2,130,000	American Homes 4 Rent Trust, Series 2014-SFR2 B^	4.29%	10/17/2036	2,185,214
1,910,801	BX Commercial Mortgage Trust, Series 2019-XL A (1 Month LIBOR USD + 0.92%)^	1.62%	10/15/2036	1,845,031
986,000	DBGS Mortgage Trust, Series 2018-C1 7EA^	4.64%	10/17/2051	863,011
50,622	FHLMC PC, Pool# N3-0530	5.50%	01/01/2029	52,338
97,401	FHLMC PC, Pool# C5-3878	5.50%	12/01/2030	109,036
252,579	FHLMC PC, Pool# C9-1366	4.50%	04/01/2031	276,222
62,162	FHLMC PC, Pool# C6-6421	6.50%	02/01/2032	68,959
221,659	FHLMC PC, Pool# N7-0078	5.50%	01/01/2033	240,796
49,076	FHLMC PC, Pool# 1B-0889 (12 Month LIBOR USD + 1.59%)	4.51%	05/01/2033	49,365
635,011	FHLMC PC, Pool# C7-9930	5.50%	06/01/2033	714,164
714,992	FHLMC PC, Pool# A1-2929	5.00%	08/01/2033	798,197
132,487	FHLMC PC, Pool# A1-4256	5.50%	10/01/2033	149,557
291,768	FHLMC PC, Pool# G3-0932	4.50%	03/01/2034	319,214
581,604	FHLMC PC, Pool# A3-0648	5.50%	12/01/2034	650,891
50,793	FHLMC PC, Pool# 1J-0204 (12 Month LIBOR USD + 1.75%)	4.64%	05/01/2035	51,339
171,875	FHLMC PC, Pool# N7-0071	6.00%	06/01/2035	189,038
68,936	FHLMC PC, Pool# A4-6629	5.00%	08/01/2035	76,658
1,270,020	FHLMC PC, Pool# K9-3365	3.50%	11/01/2035	1,367,193
964,746	FHLMC PC, Pool# K9-3349	4.00%	11/01/2035	1,054,383
125,714	FHLMC PC, Pool# A3-9555	5.50%	11/01/2035	142,750
359,148	FHLMC PC, Pool# G0-1980	5.00%	12/01/2035	404,039
30,979	FHLMC PC, Pool# 1L-1263 (1 Year CMT Rate + 2.25%)	4.74%	03/01/2036	31,216
29,309	FHLMC PC, Pool# 1H-1348 (1 Year CMT Rate + 2.14%)	4.32%	10/01/2036	29,553
289,700	FHLMC PC, Pool# G2-0028	7.50%	12/01/2036	331,978
103,437	FHLMC PC, Pool# B3-1891	5.38%	01/01/2037	112,944
195,201	FHLMC PC, Pool# A5-6261	5.50%	01/01/2037	221,501
125,345	FHLMC PC, Pool# 84-7727 (12 Month LIBOR USD + 1.74%)	3.78%	02/01/2037	126,634
201,168	FHLMC PC, Pool# B3-1900	5.38%	02/01/2037	219,580
118,166	FHLMC PC, Pool# B3-1934	5.38%	04/01/2037	128,998
71,962	FHLMC PC, Pool# B3-1950	5.10%	05/01/2037	77,970
95,576	FHLMC PC, Pool# B3-1976	5.10%	05/01/2037	103,482
175,819	FHLMC PC, Pool# A6-7884	5.38%	05/01/2037	191,787
56,850	FHLMC PC, Pool# 1J-1681 (12 Month LIBOR USD + 1.98%)	4.86%	06/01/2037	57,771
170,362	FHLMC PC, Pool# B3-2000	5.10%	06/01/2037	184,440
96,393	FHLMC PC, Pool# U3-0471	5.10%	07/01/2037	104,349
55,433	FHLMC PC, Pool# U3-0653	5.13%	07/01/2037	60,485
74,536	FHLMC PC, Pool# U3-0606	5.10%	09/01/2037	80,780
228,510	FHLMC PC, Pool# U3-0681	5.10%	09/01/2037	247,262
51,938	FHLMC PC, Pool# 1G-2249 (12 Month LIBOR USD + 1.78%)	3.65%	10/01/2037	52,488
266,428	FHLMC PC, Pool# T3-0346	5.38%	10/01/2037	291,290
84,886	FHLMC PC, Pool# U3-0800	5.10%	11/01/2037	91,911
145,878	FHLMC PC, Pool# U3-1874	5.38%	04/01/2038	159,204
352,362	FHLMC PC, Pool# N7-0082	6.00%	07/01/2038	390,756
244,962	FHLMC PC, Pool# G0-4540	6.00%	08/01/2038	286,393
207,670	FHLMC PC, Pool# G0-4655	6.00%	08/01/2038	242,860
113,154	FHLMC PC, Pool# U3-2470	5.10%	11/01/2038	122,478
134,059	FHLMC PC, Pool# G0-8348	5.00%	06/01/2039	148,886
155,604	FHLMC PC, Pool# G0-7053	5.00%	10/01/2039	174,866
672,768	FHLMC PC, Pool# C0-3427	5.50%	10/01/2039	763,756
459,684	FHLMC PC, Pool# A9-2630	5.00%	06/01/2040	520,660
1,121,527	FHLMC PC, Pool# G0-7054	5.00%	06/01/2041	1,244,952
472,448	FHLMC PC, Pool# Q3-8585	4.00%	10/01/2043	505,098
734,283	FHLMC PC, Pool# G0-8828	5.50%	04/01/2048	813,204
1,497,888	FHLMC REMIC, Series 4318 DI~	2.50%	08/15/2022	28,792
1,658,322	FHLMC REMIC, Series 4329 CI~	2.50%	01/15/2023	39,262
35,913	FHLMC REMIC, Series 1843 Z	7.00%	04/15/2026	39,039
167,154	FHLMC REMIC, Series 2517 Z	5.50%	10/15/2032	184,976
357,500	FHLMC REMIC, Series 2890 ZA	5.00%	11/15/2034	411,680
561,072	FHLMC REMIC, Series 3150 DZ	5.50%	05/15/2036	653,450
239,022	FHLMC REMIC, Series 3294 CB	5.50%	03/15/2037	278,822
1,251,697	FHLMC REMIC, Series 4309 BI~	3.00%	08/15/2039	49,635
514,030	FHLMC REMIC, Series 4675 CA	3.50%	02/15/2042	538,169
1,064,011	FHLMC REMIC, Series 4776 XT	4.00%	07/15/2042	1,121,156
717,634	FHLMC REMIC, Series 4828 MA	4.00%	08/15/2042	727,731
546,111	FHLMC REMIC, Series 4693 NA	3.50%	08/15/2042	575,727
590,245	FHLMC REMIC, Series 4711 NA	3.50%	11/15/2042	622,309
537,553	FHLMC REMIC, Series 4703 KA	3.50%	02/15/2043	570,905
440,119	FHLMC REMIC, Series 4830 WA	4.00%	04/15/2044	454,329
434,918	FHLMC REMIC, Series 4828 NA	4.50%	12/15/2044	449,472
461,455	FHLMC REMIC, Series 4842 EA	4.50%	03/15/2045	477,617
1,450,000	FHLMC SCRTT, Series 2016-1 M1#^	3.00%	09/25/2055	1,364,775
1,000,000	FHLMC SCRTT, Series 2017-1 M1#^	4.00%	01/25/2056	941,131
1,000,000	FHLMC STACR, Series 2015-HQA2 M3 (1 Month LIBOR USD + 4.80%)	5.75%	05/25/2028	953,477
996,950	FHLMC STACR, Series 2016-HQA1 M3 (1 Month LIBOR USD + 6.35%)	7.30%	09/25/2028	995,150
2,500,000	FHLMC STACR, Series 2016-DNA4 M3 (1 Month LIBOR USD + 3.80%)	4.75%	03/25/2029	2,351,625
1,000,000	FHLMC STACR, Series 2017-DNA1 M2 (1 Month LIBOR USD + 3.25%)	4.20%	07/25/2029	893,282
843,816	FHLMC STACR, Series 2019-HQA1 M2 (1 Month LIBOR USD + 2.35%)^	3.30%	02/25/2049	720,465
246,000	FHLMC WLST, Series 2017-SC02 2A1	3.50%	05/25/2047	245,669
13,323,156	FHMS, Series K-019 X1#~	1.59%	03/25/2022	351,537
12,140,034	FHMS, Series K-021 X1#~	1.42%	06/25/2022	310,774
24,581,707	FHMS, Series K-025 X1#~	0.82%	10/25/2022	434,027
13,146,960	FHMS, Series K-035 X1#~	0.38%	08/25/2023	145,190
63,386,238	FHMS, Series K-C02 X1#~	0.37%	03/25/2024	875,548
16,161,692	FHMS, Series K-038 X1#~	1.13%	03/25/2024	600,572
36,557,428	FHMS, Series K-040 X1#~	0.72%	09/25/2024	999,184
17,879,588	FHMS, Series K-C03 X1#~	0.49%	11/25/2024	361,922
116,075,845	FHMS, Series K-047 X1#~	0.14%	05/25/2025	798,776
17,798,000	FHMS, Series K-C06 X1#~	0.90%	06/25/2025	718,952
31,403,731	FHMS, Series K-734 X1#~	0.65%	02/25/2026	1,021,452
9,431,461	FHMS, Series K-055 X1#~	1.36%	03/25/2026	655,606
27,845,092	FHMS, Series K-735 X1#~	0.97%	05/25/2026	1,429,873
17,547,230	FHMS, Series K-736 X1#~	1.31%	07/25/2026	1,164,399
5,369,627	FHMS, Series K-058 X1#~	0.93%	08/25/2026	272,607
6,494,125	FHMS, Series K-059 X1#~	0.31%	09/25/2026	112,321
26,787,697	FHMS, Series K-737 X1#~	0.64%	10/25/2026	966,179
14,000,000	FHMS, Series K-C04 X1#~	1.25%	12/25/2026	866,026
55,307,560	FHMS, Series K-063 X1#~	0.29%	01/25/2027	968,507
22,389,680	FHMS, Series K-064 X1#~	0.61%	03/25/2027	818,535
4,353,874	FHMS, Series K-W03 X1#~	0.84%	06/25/2027	198,285
15,527,081	FHMS, Series K-C05 X1#~	1.20%	07/25/2027	974,371
12,595,493	FHMS, Series K-068 X1#~	0.43%	08/25/2027	355,052
30,375,962	FHMS, Series K-069 X1#~	0.36%	09/25/2027	751,207
42,734,349	FHMS, Series K-070 X1#~	0.33%	11/25/2027	975,497
31,740,882	FHMS, Series K-072 X1#~	0.37%	12/25/2027	804,244
6,306,939	FHMS, Series Q-006 APT1#	2.66%	04/25/2028	6,406,093
1,998,997	FHMS, Series Q-006 APT2#	2.52%	10/25/2028	2,024,821
19,953,970	FHMS, Series K-087 X1#~	0.36%	12/25/2028	583,484
18,219,855	FHMS, Series K-091 X1#~	0.56%	03/25/2029	821,284
12,669,986	FHMS, Series K-092 X1#~	0.71%	04/25/2029	700,564
9,999,162	FHMS, Series K-G01 X1#~	0.97%	04/25/2029	641,956
6,291,584	FHMS, Series K-093 X1#~	0.95%	05/25/2029	458,388
10,995,047	FHMS, Series K-094 X1#~	0.88%	06/25/2029	751,628
6,250,000	FHMS, Series K-G02 X1#~	1.14%	08/25/2029	475,999
9,998,262	FHMS, Series K-103 X1#~	0.76%	11/25/2029	516,863
893,068	FHMS, Series Q-010 APT1#	2.68%	04/25/2046	895,842
4,699,831	FHMS, Series Q-007 APT1#	2.98%	10/25/2047	4,881,542
4,477,063	FHMS, Series Q-007 APT2#	3.33%	10/25/2047	4,824,335
1,417,685	FNMA, Pool# 873616	5.75%	05/01/2021	1,460,382
31,624	FNMA, Pool# 922791	6.50%	12/01/2021	31,902
404,411	FNMA, Pool# BL0273	4.36%	10/01/2023	443,563
1,000,000	FNMA, Pool# AN9202	3.32%	05/01/2025	1,086,421
1,213,954	FNMA, Pool# 109465	3.58%	08/01/2025	1,339,092
41,510	FNMA, Pool# 336422 (3 Year CMT Rate + 2.30%)	4.64%	10/01/2025	42,029
146,691	FNMA, Pool# 344903	5.50%	10/01/2025	160,613
470,309	FNMA, Pool# BL1166	3.62%	01/01/2026	525,020
450,712	FNMA, Pool# BL1165	3.62%	01/01/2026	503,144
83,285	FNMA, Pool# 356232	6.50%	01/01/2026	92,425
39,379	FNMA, Pool# 406521 (1 Year CMT Rate + 2.52%)	4.90%	05/01/2026	39,651
60,848	FNMA, Pool# 356329 (1 Year CMT Rate + 2.64%)	4.26%	01/01/2027	61,636
19,747	FNMA, Pool# 363850 (1 Year CMT Rate + 2.13%)	4.32%	04/01/2027	19,977
41,959	FNMA, Pool# 406380 (1 Year CMT Rate + 2.17%)	3.99%	11/01/2027	42,428
964,251	FNMA, Pool# 257203	5.00%	05/01/2028	1,040,892
841,016	FNMA, Pool# 958720	5.65%	10/01/2028	962,994
779,567	FNMA, Pool# 957502	3.98%	07/01/2029	860,355
45,190	FNMA, Pool# 520478 (1 Year CMT Rate + 2.10%)	3.85%	11/01/2029	45,684
40,125	FNMA, Pool# 559439 (1 Year CMT Rate + 2.27%)	4.02%	09/01/2030	40,540
53,096	FNMA, Pool# 573097 (1 Year CMT Rate + 2.21%)	3.96%	02/01/2031	53,639
167,203	FNMA, Pool# AL0898	5.00%	02/01/2031	182,185
40,155	FNMA, Pool# 590852 (1 Year CMT Rate + 2.11%)	4.49%	07/01/2031	40,741
2,534,864	FNMA, Pool# AI4717	4.50%	07/01/2031	2,790,987
43,758	FNMA, Pool# 656181 (1 Year CMT Rate + 2.16%)	3.75%	08/01/2031	44,145
38,979	FNMA, Pool# 723313 (1 Year CMT Rate + 2.54%)	4.54%	09/01/2031	39,454
10,495	FNMA, Pool# 642122 (1 Year CMT Rate + 2.27%)	4.77%	03/01/2032	10,586
31,938	FNMA, Pool# 628837	6.50%	03/01/2032	36,798
30,715	FNMA, Pool# 640225 (1 Year CMT Rate + 2.27%)	4.77%	04/01/2032	30,995
41,837	FNMA, Pool# 662138 (1 Year CMT Rate + 2.30%)	4.30%	09/01/2032	42,248
43,261	FNMA, Pool# 668309 (1 Year CMT Rate + 2.02%)	4.02%	11/01/2032	43,901
30,766	FNMA, Pool# 696546 (6 Month LIBOR USD + 2.26%)	4.01%	03/01/2033	30,824
195,249	FNMA, Pool# 688002	5.50%	03/01/2033	223,274
464,788	FNMA, Pool# 687887	5.50%	03/01/2033	531,504
442,801	FNMA, Pool# 702427	5.50%	04/01/2033	506,283
286,414	FNMA, Pool# 711501	5.50%	05/01/2033	317,999
698,737	FNMA, Pool# 555458	5.50%	05/01/2033	798,991
63,127	FNMA, Pool# 711206	5.50%	05/01/2033	69,212
24,105	FNMA, Pool# 555819 (6 Month LIBOR USD + 1.78%)	3.70%	07/01/2033	24,271
41,392	FNMA, Pool# 744805 (6 Month LIBOR USD + 1.52%)	3.52%	11/01/2033	41,644
24,096	FNMA, Pool# 751498 (1 Year CMT Rate + 2.22%)	4.00%	11/01/2033	24,328
28,661	FNMA, Pool# 741373 (1 Year CMT Rate + 2.28%)	4.03%	12/01/2033	28,924
361,124	FNMA, Pool# 725017	5.50%	12/01/2033	412,961
29,631	FNMA, Pool# 754767	6.50%	12/01/2033	32,858
308,900	FNMA, Pool# 725599	5.50%	01/01/2034	353,241
1,052,428	FNMA, Pool# 763673	5.50%	01/01/2034	1,203,328
579,490	FNMA, Pool# 759331	5.50%	01/01/2034	662,927
31,817	FNMA, Pool# 764342 (6 Month LIBOR USD + 1.52%)	3.40%	02/01/2034	32,041
30,853	FNMA, Pool# 774969 (1 Year CMT Rate + 2.28%)	4.78%	04/01/2034	31,092
522,859	FNMA, Pool# 763545	5.50%	04/01/2034	597,953
18,571	FNMA, Pool# 789060 (12 Month LIBOR USD + 1.75%)	4.38%	07/01/2034	18,727
122,699	FNMA, Pool# 783554 (1 Year CMT Rate + 2.21%)	4.59%	07/01/2034	123,603
281,345	FNMA, Pool# 801034	5.50%	11/01/2034	315,479
21,557	FNMA, Pool# 819649 (12 Month LIBOR USD + 1.52%)	3.52%	03/01/2035	21,888
74,303	FNMA, Pool# 889829	5.00%	07/01/2035	82,446
42,723	FNMA, Pool# 830970 (12 Month LIBOR USD + 1.83%)	4.47%	08/01/2035	43,215
74,955	FNMA, Pool# 837329 (1 Year CMT Rate + 2.04%)	4.12%	09/01/2035	76,366
56,502	FNMA, Pool# 836715 (12 Month LIBOR USD + 1.77%)	3.77%	10/01/2035	56,871
136,910	FNMA, Pool# 842006	4.25%	10/01/2035	146,927
36,734	FNMA, Pool# 922680 (12 Month LIBOR USD + 1.91%)	4.46%	11/01/2035	37,436
271,686	FNMA, Pool# 850232	4.25%	12/01/2035	292,585
13,910	FNMA, Pool# 865849 (12 Month LIBOR USD + 1.54%)	3.54%	03/01/2036	14,021
347,897	FNMA, Pool# AB0577	4.00%	03/01/2036	380,491
46,312	FNMA, Pool# 877009 (12 Month LIBOR USD + 2.38%)	4.71%	03/01/2036	47,557
48,573	FNMA, Pool# 868568 (12 Month LIBOR USD + 1.76%)	4.17%	04/01/2036	49,371
66,723	FNMA, Pool# 882017 (6 Month LIBOR USD + 1.56%)	3.56%	05/01/2036	67,280
24,977	FNMA, Pool# 745626 (1 Year CMT Rate + 2.09%)	4.54%	05/01/2036	25,192
16,901	FNMA, Pool# 872895 (12 Month LIBOR USD + 1.68%)	4.47%	06/01/2036	17,076
28,441	FNMA, Pool# 886163 (12 Month LIBOR USD + 1.80%)	4.42%	07/01/2036	29,056
464,488	FNMA, Pool# 896838	5.45%	07/01/2036	521,010
143,346	FNMA, Pool# 745818	6.50%	09/01/2036	169,976
164,410	FNMA, Pool# 894270 (1 Year CMT Rate + 2.50%)	4.25%	10/01/2036	165,853
632,406	FNMA, Pool# 960606	5.50%	10/01/2036	723,075
4,694	FNMA, Pool# 905193 (12 Month LIBOR USD + 1.99%)	4.11%	11/01/2036	4,730
81,928	FNMA, Pool# 902770	5.38%	11/01/2036	89,505
114,313	FNMA, Pool# 940309 (12 Month LIBOR USD + 1.50%)	3.37%	01/01/2037	115,048
18,463	FNMA, Pool# 910181 (12 Month LIBOR USD + 1.68%)	3.67%	03/01/2037	18,675
42,340	FNMA, Pool# 888445 (12 Month LIBOR USD + 1.55%)	3.55%	04/01/2037	42,782
235,637	FNMA, Pool# 995148	5.50%	04/01/2037	267,568
61,900	FNMA, Pool# 995521 (12 Month LIBOR USD + 1.84%)	4.72%	05/01/2037	62,428
111,424	FNMA, Pool# 888418	5.50%	05/01/2037	127,962
80,148	FNMA, Pool# 950382 (6 Month LIBOR USD + 1.11%)	2.99%	08/01/2037	80,352
151,649	FNMA, Pool# 941050 (12 Month LIBOR USD + 1.70%)	4.33%	08/01/2037	151,045
58,612	FNMA, Pool# 952835 (1 Year CMT Rate + 2.32%)	4.48%	09/01/2037	59,553
4,177,725	FNMA, Pool# MA3208	4.50%	10/01/2037	4,551,961
135,750	FNMA, Pool# 955233	6.50%	12/01/2037	162,602
46,761	FNMA, Pool# 962656 (12 Month LIBOR USD + 1.23%)	3.49%	04/01/2038	47,230
6,615	FNMA, Pool# 982237 (12 Month LIBOR USD + 1.84%)	4.72%	05/01/2038	6,669
376,220	FNMA, Pool# AD0100	7.00%	12/01/2038	452,618
105,209	FNMA, Pool# 930507	6.50%	02/01/2039	120,524
3,112,336	FNMA, Pool# AS2249	4.00%	04/01/2039	3,370,305
413,753	FNMA, Pool# AL0407	6.50%	04/01/2039	480,447
349,966	FNMA, Pool# AD0427	5.50%	10/01/2039	399,379
452,878	FNMA, Pool# AD0941	5.50%	04/01/2040	523,497
938,450	FNMA, Pool# AL5437	5.00%	08/01/2040	1,042,082
619,300	FNMA, Pool# 467095	5.90%	01/01/2041	720,779
470,601	FNMA, Pool# AH8447	5.50%	04/01/2041	517,357
234,178	FNMA, Pool# AL2903	5.50%	09/01/2041	268,363
966,342	FNMA, Pool# 469130	4.87%	10/01/2041	1,066,517
771,782	FNMA, Pool# BC1738	4.50%	09/01/2043	845,600
743,541	FNMA, Pool# AS1429	4.00%	12/01/2043	804,458
586,394	FNMA, Pool# AV7739	4.00%	01/01/2044	637,814
509,215	FNMA, Pool# AW6485	4.00%	06/01/2044	548,899
714,554	FNMA, Pool# AY0382	4.00%	11/01/2044	777,891
620,078	FNMA, Pool# AW9534	4.00%	03/01/2045	676,534
630,861	FNMA, Pool# AZ4154	4.00%	06/01/2045	682,568
2,391,853	FNMA, Pool# AZ7828	4.00%	08/01/2045	2,588,539
1,231,072	FNMA, Pool# BA3674	4.50%	10/01/2045	1,345,178
443,941	FNMA, Pool# BC6366	4.50%	02/01/2046	483,946
349,207	FNMA, Pool# BD1241	4.50%	05/01/2046	377,135
1,402,956	FNMA, Pool# BD5189	4.50%	07/01/2046	1,532,723
699,929	FNMA, Pool# BD8599	4.50%	11/01/2046	771,827
976,433	FNMA, Pool# BH7686	4.50%	12/01/2047	1,065,962
1,453,843	FNMA, Pool# BJ8287	4.50%	01/01/2048	1,586,563
972,609	FNMA, Pool# AN8989	4.07%	04/01/2048	1,217,258
957,651	FNMA, Pool# BK5105	5.50%	05/01/2048	1,069,506
622,508	FNMA, Pool# BK8032	5.50%	06/01/2048	695,217
556,043	FNMA, Pool# BN0202	5.50%	09/01/2048	620,993
560,771	FNMA, Pool# BN4936	5.50%	12/01/2048	617,723
366,099	FNMA, Pool# BN4921	5.50%	01/01/2049	407,063
661,213	FNMA Connecticut Avenue Securities, Series 2017-C05 IM2 (1 Month LIBOR USD + 2.20%)	3.15%	01/25/2030	591,505
7,697	FNMA REMIC Trust, Series 1990-116 H	9.00%	10/25/2020	7,796
38,256	FNMA REMIC Trust, Series 1991-136 J	7.50%	10/25/2021	39,201
495,850	FNMA REMIC Trust, Series 2017-M5 FA1 (1 Month LIBOR USD + 0.67%)	2.32%	04/25/2024	491,536
102,532	FNMA REMIC Trust, Series 1996-23 G	6.50%	07/25/2026	109,182
1,843,087	FNMA REMIC Trust, Series 2012-139 HI~	2.50%	12/25/2027	108,749
133,234	FNMA REMIC Trust, Series 2013-15 QI~	3.00%	03/25/2028	9,514
183,520	FNMA REMIC Trust, Series 2016-M10 A1	2.10%	07/25/2028	185,259
1,789,661	FNMA REMIC Trust, Series 2018-M14 A1#	3.58%	08/25/2028	2,002,892
2,915,156	FNMA REMIC Trust, Series 2019-M14 A1	2.30%	06/25/2029	3,034,808
1,022,677	FNMA REMIC, Series 2018-78 VB	4.00%	12/25/2029	1,063,660
2,854,487	FNMA REMIC Trust, Series 2018-M12 A1	3.55%	08/25/2030	3,192,384
3,879,631	FNMA REMIC Trust, Series 2018-M13 A1#	3.70%	09/25/2030	4,413,231
1,619,260	FNMA REMIC Trust, Series 2013-115 AI~	3.00%	04/25/2031	99,065
4,575,253	FNMA REMIC Trust, Series 2014-14 LI~	3.00%	04/25/2031	120,166
12,998,803	FNMA REMIC Trust, Series 2019-M23 X3#~	0.38%	10/27/2031	391,013
234,149	FNMA REMIC Trust, Series 2001-80 Z	6.00%	01/25/2032	260,699
505,185	FNMA REMIC Trust, Series 2006-M2 A2A#	5.27%	10/25/2032	580,175
527,876	FNMA REMIC Trust, Series 2003-71 MB	5.50%	08/25/2033	620,235
3,073,379	FNMA REMIC Trust, Series 2014-8 IQ~	4.00%	03/25/2034	430,062
2,496,622	FNMA REMIC Trust, Series 2005-73 EZ	5.50%	08/25/2035	2,962,781
939,652	FNMA REMIC Trust, Series 2005-110 GL	5.50%	12/25/2035	1,093,440
1,666,000	FNMA REMIC Trust, Series 2005-104 UE	5.50%	12/25/2035	2,014,490
558,557	FNMA REMIC Trust, Series 2006-21 Z	5.50%	04/25/2036	641,929
45,633	FNMA REMIC Trust, Series 2012-30 DA	3.00%	08/25/2036	46,490
1,656,977	FNMA REMIC Trust, Series 2006-112 QC	5.50%	11/25/2036	1,943,677
692,327	FNMA REMIC Trust, Series 2007-22 A	5.50%	03/25/2037	856,382
2,050,249	FNMA REMIC Trust, Series 2012-65 HJ	5.00%	07/25/2040	2,391,320
247,541	FNMA REMIC Trust, Series 2012-10 UF (1 Month LIBOR USD + 0.55%)	1.50%	02/25/2042	247,741
1,050,091	FNMA REMIC Trust, Series 2013-34 IG~	3.00%	05/25/2042	94,277
1,714,199	FNMA REMIC Trust, Series 2013-M6 1AC#	3.47%	02/25/2043	1,911,402
10,151	FNMA REMIC Trust, Series 2003-W10 3A5	4.30%	06/25/2043	11,159
2,910	FNMA REMIC Trust, Series 2003-W12 1A9	4.48%	06/25/2043	3,256
17,457	FNMA REMIC Trust, Series 2003-W12 1A8	4.55%	06/25/2043	19,428
9,886	FNMA REMIC Trust, Series 2003-W12 2A7	4.68%	06/25/2043	10,883
11,534	FNMA REMIC Trust, Series 2003-W12 2A6	5.00%	06/25/2043	12,900
839,147	FNMA REMIC Trust, Series 2015-40 LI~	4.50%	03/25/2045	152,796
9,465,035	FREMF Mortgage Trust, Series 2012-K17 X2A^~	0.10%	12/25/2044	11,406
21,358,001	FREMF Mortgage Trust, Series 2012-K20 X2A^~	0.20%	05/25/2045	74,164
19,097	GNMA, Pool# 004295M	6.00%	10/20/2023	19,457
187,392	GNMA, Pool# 783374X	5.50%	04/15/2024	199,088
261,938	GNMA, Pool# 728160X	5.25%	11/15/2024	278,047
2,948,453	GNMA, Pool# 752842X	3.95%	07/15/2025	3,079,280
338,777	GNMA, Pool# 623145X	5.50%	10/15/2028	372,993
1,359,421	GNMA, Pool# 589694X	4.50%	08/15/2029	1,501,460
41,799	GNMA, Pool# 728157X	3.75%	11/15/2029	44,958
393,578	GNMA, Pool# 770225C	4.25%	08/20/2031	426,393
510,895	GNMA, Pool# 003160M	6.00%	11/20/2031	581,179
712,734	GNMA, Pool# 003489M	6.00%	12/20/2033	818,599
387,388	GNMA, Pool# 782173M	5.50%	05/20/2035	437,358
185,441	GNMA, Pool# 784315X	6.00%	06/15/2036	204,770
373,894	GNMA, Pool# 770226C	4.75%	09/20/2036	404,294
245,811	GNMA, Pool# 004194M	5.50%	07/20/2038	275,722
95,855	GNMA, Pool# 706295C	5.10%	12/20/2038	102,617
705,992	GNMA, Pool# 784442X	5.00%	06/15/2040	792,208
1,120,337	GNMA, Pool# AC0521C	5.50%	05/20/2042	1,259,976
1,419,114	GNMA, Pool# BM9287C	4.00%	08/20/2049	1,550,089
606,554	GNMA REMIC Trust, Series 2013-168 IA~	2.50%	11/16/2028	39,024
99,124	GNMA REMIC Trust, Series 2003-94 AB	4.00%	04/16/2033	99,383
838,235	GNMA REMIC Trust, Series 2004-93 PD	5.00%	11/16/2034	960,886
1,504,517	GNMA REMIC Trust, Series 2006-47 ZA	5.00%	08/16/2036	1,694,483
132,979	GNMA REMIC Trust, Series 2006-40 B	6.00%	08/20/2036	155,008
677,671	GNMA REMIC Trust, Series 2012-52 WA#	6.18%	04/20/2038	797,729
1,113,617	GNMA REMIC Trust, Series 2016-12 KI~	5.00%	09/20/2038	219,194
754,714	GNMA REMIC Trust, Series 2017-83 ID~	7.00%	01/20/2039	167,777
992,551	GNMA REMIC Trust, Series 2011-2 DP#	5.46%	03/20/2039	1,158,756
1,502,072	GNMA REMIC Trust, Series 2010-105 IB~	4.50%	01/16/2040	170,463
903,054	GNMA REMIC Trust, Series 2016-68 IC#~	6.00%	01/20/2040	192,228
682,000	GNMA REMIC Trust, Series 2011-156 PM	2.00%	04/20/2040	681,050
1,556,133	GNMA REMIC Trust, Series 2017-83 IK~	6.00%	05/20/2040	380,094
3,395,800	GNMA REMIC Trust, Series 2010-162 ZE	4.00%	12/16/2040	3,831,915
466,328	GNMA REMIC Trust, Series 2016-112 AW#	7.11%	12/20/2040	562,482
2,271,388	GNMA REMIC Trust, Series 2012-143 IC~	5.00%	10/16/2041	365,999
831,612	GNMA REMIC Trust, Series 2012-97 GB	2.00%	08/16/2042	847,177
1,275,268	GNMA REMIC Trust, Series 2013-86 IA~	5.00%	06/20/2043	203,975
1,530,386	GNMA REMIC Trust, Series 2017-103 IM~	5.00%	06/20/2043	281,227
725,000	GNMA REMIC Trust, Series 2012-44 B	2.95%	08/16/2043	738,346
1,138,556	GNMA REMIC Trust, Series 2018-127 PB	3.00%	09/20/2047	1,197,620
473,214	GNMA REMIC Trust, Series 2018-166 AB	4.00%	10/20/2047	501,386
1,082,986	GNMA REMIC Trust, Series 2018-153 QA	3.50%	11/20/2048	1,173,054
3,634,339	GNMA REMIC Trust, Series 2014-135 I0#~	0.75%	01/16/2056	147,380
3,476,910	GNMA REMIC Trust, Series 2015-172 I0#~	0.83%	03/16/2057	162,628
5,416,058	GNMA REMIC Trust, Series 2016-40 I0#~	0.71%	07/16/2057	246,738
4,425,264	GNMA REMIC Trust, Series 2016-56 I0#~	0.90%	11/16/2057	266,135
5,490,353	GNMA REMIC Trust, Series 2016-98 I0#~	0.93%	05/16/2058	347,298
745,000	GS Mortgage Securities Corp. Trust, Series 2017-500K A (1 Month LIBOR USD + 0.70%)^	1.40%	07/15/2032	708,304
830,000	KKR Industrial Portfolio Trust, Series 2020-AIP D (1 Month LIBOR USD + 2.03%)^	3.03%	03/16/2037	728,212
2,000,000	MSC, Series 2017-CLS A (1 Month LIBOR USD + 0.70%)^	1.40%	11/15/2034	1,916,480
694,958	SBA, Pool# 522053 (PRIME + 0.50%)#	5.33%	05/25/2026	723,726
1,122,000	Velocity Commercial Capital Loan Trust, Series 2017-1 M1#^	3.55%	05/25/2047	1,111,523
Total Mortgage Backed Securities (Cost $193,598,227)				202,137,984

Asset Backed Securities - 4.8%
2,000,000	Drive Auto Receivables Trust, Series 2019-1 D	4.09%	06/15/2026	1,988,684
1,782,822	Invitation Homes Trust, Series 2018-SFR2 A (1 Month LIBOR USD + 0.90%)^	1.60%	06/18/2037	1,678,386
600,000	Invitation Homes Trust, Series 2017-SFR2 C (1 Month LIBOR USD + 1.45%)^	2.25%	12/19/2036	533,158
1,484,600	Madison Park Funding XII, Ltd., Series 2014-12A CR (3 Month LIBOR USD + 2.35%)^	4.17%	07/20/2026	1,427,175
750,000	OHA Credit Partners IX, Ltd., Series 2013-9A DR (3 Month LIBOR USD + 3.30%)^	5.12%	10/20/2025	704,176
500,000	Oportun Funding IX LLC, Series 2018-B B^	4.50%	07/08/2024	472,544
650,000	Oportun Funding VII LLC, Series 2017-B B^	4.26%	10/10/2023	625,664
1,000,000	Oportun Funding VII LLC, Series 2017-B C^	5.29%	10/10/2023	961,976
725,000	Oportun Funding VIII LLC, Series 2018-A C^	5.09%	03/08/2024	687,655
950,000	Oportun Funding X LLC, Series 2018-C B^	4.59%	10/08/2024	883,824
500,000	Palmer Square Loan Funding, Ltd., Series 2019-3A C (3 Month LIBOR USD + 3.40%)^	5.09%	08/20/2027	431,038
217,087	Sierra Timeshare Receivables Funding LLC, Series 2015-3A A^	2.58%	09/20/2032	215,506
645,519	Westgate Resorts LLC, Series 2018-1A C^	4.10%	12/20/2031	642,567
Total Asset Backed Securities (Cost $11,279,881)				11,252,353

Corporate Bonds & Notes - 3.0%
2,000,000	American Tower Corp.	2.90%	01/15/2030	1,939,720
861,000	AvalonBay Communities, Inc.	2.30%	03/01/2030	813,876
368,000	Crown Castle International Corp.	3.30%	07/01/2030	364,979
545,000	Digital Realty Trust L.P.	3.70%	08/15/2027	542,309
1,065,000	Digital Realty Trust L.P.	3.60%	07/01/2029	1,040,481
1,296,000	Energy Transfer Operating L.P. (Fixed until 02/15/2023, then 3 Month LIBOR USD + 4.03%)	6.25%	05/15/2023	650,262
800,000	Enterprise Products Operating LLC (Fixed until 08/16/2022, then 3 Month LIBOR USD + 2.99%)	4.88%	08/16/2077	550,836
460,000	Land O' Lakes, Inc. ^	7.25%	07/14/2027	409,540
800,000	Southern California Edison Co. (Fixed until 02/01/2022, then 3 Month LIBOR USD + 4.20%)	6.25%	08/01/2049	768,248
Total Corporate Bonds & Notes (Cost $7,738,541)				7,080,251

Municipal Bonds - 1.5%
2,800,000	District of Columbia#	2.23%	08/01/2038	2,800,000
600,000	District of Columbia#	2.78%	08/01/2038	600,000
Total Municipal Bonds (Cost $3,129,002)				3,400,000

Shares/Par Value
Preferred Stocks - 0.5%
32,768	AGNC Investment Corp., Series C, 7.00% (Fixed until 10/15/2022, then 3 Month LIBOR USD + 5.11%)			637,337
25,000	Annaly Capital Management, Inc., Series G, 6.50% (Fixed until 03/31/2023, then 3 Month LIBOR USD + 4.17%)			437,750
2,352	Digital Realty Trust Inc., Series L, 5.20%			54,214
Total Preferred Stocks (Cost $1,510,123)				1,129,301

Short-Term Investments - 4.5%
Money Market Funds - 4.3%
10,136,723	First American Government Obligations Fund - Class Z, 0.39%*			10,136,723
U.S. Treasury Bills - 0.2%
480,000	United States Treasury Bill, 1.52%†			479,987
Total Short-Term Investments (Cost $10,616,420)				10,616,710
Total Investments - 100.7% (Cost $227,872,194)				235,616,599
Liabilities in Excess of Other Assets - (0.7)%				(1,737,627)
NET ASSETS - 100.0%				$233,878,972

# Variable rate security. Rate disclosed is as of the date of this report.
^Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
~ Interest Only Security
*Annualized seven-day yield as of the date of this report.
† Rate disclosed is yield to maturity as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments. These inputs are summarized in three broad levels. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, the Fund's investments in preferred stocks and money market funds, with a total market value of $11,266,024, were categorized as Level 1, while the Fund's investments in mortgage backed securities, asset backed securities, corporate bonds & notes, municipal bonds and U.S. Treasury Bills, with a total market value of $224,350,575, were categorized as Level 2.